Consolidated Statements of Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenue and other income:
Revenue	₩ 17,304,973	₩ 16,748,585	₩ 16,087,747
Other income	56,259	115,763	95,751
Operating revenue and other income	17,361,232	16,864,348	16,183,498
Operating expenses:
Labor	2,449,813	2,300,754	2,108,496
Commissions	5,518,786	5,426,114	5,103,012
Depreciation and amortization	3,621,325	3,672,555	3,664,665
Network interconnection	715,285	749,599	770,712
Leased lines	268,426	310,141	293,960
Advertising	252,402	233,401	272,091
Rent	143,747	140,418	171,179
Cost of goods sold	1,268,124	1,167,417	1,106,001
Others	1,528,976	1,431,587	1,658,362
Operating expenses	15,766,884	15,431,986	15,148,478
Operating profit	1,594,348	1,432,362	1,035,020
Finance income	179,838	155,133	140,685
Finance costs	(456,327)	(315,604)	(322,943)
Gain (loss) relating to investments in subsidiaries, associates and joint ventures, net	(81,707)	446,300	52,456
Profit before income tax	1,236,152	1,718,191	905,218
Income tax expense	288,321	446,796	221,262
Profit from continuing operations	947,831	1,271,395	683,956
Profit from discontinued operations, net of taxes	0	1,147,594	816,582
Profit for the year	947,831	2,418,989	1,500,538
Attributable to:
Owners of the Parent Company	912,400	2,407,523	1,504,352
Non-controlling interests	₩ 35,431	₩ 11,466	₩ (3,814)
Earnings per share(Restated):
Basic earnings per share (in won)	₩ 4,118	₩ 7,191	₩ 4,093
Basic earnings per share — continuing operations (in won)	4,118	3,614	1,741
Diluted earnings per share (in won)	4,116	7,187	4,092
Diluted earnings per share — continuing operations (in won)	₩ 4,116	₩ 3,613	₩ 1,741